INVESTMENTS IN AFFILIATES - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 22, 2021
Schedule of Equity Method Investments [Line Items]
Investment in affiliates	$ 62,816	$ 61,778
Equity in net loss of affiliates	$ (20,665)	(3,580)	$ (637)
Nikola Iveco Europe GmbH
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Investment in affiliates	$ 4,142	4,083
Equity in net loss of affiliates	$ (20,394)	(3,900)	(637)
Wabash Valley Resources LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	20.00%
Investment in affiliates	$ 57,674	57,695		$ 57,400
Equity in net loss of affiliates	$ (271)	320	$ 0
Nikola - TA HRS 1, LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Investment in affiliates	$ 1,000	$ 0